Securities Sold Under Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2016
Securities Sold Under Repurchase Agreements
Schedule of repurchase agreements

	Collateral Securities		Repurchase Borrowing
	Book Value of	Fair Value of	Balance of	Weighted Average
	Securities Sold	Securities Sold	Liability	Interest Rate
	(Dollars in Thousands)
December 31, 2016 term:
Overnight agreements	$295,282	$292,286	$190,915	0.15%
1 to 29 days	10,250	10,148	9,863	0.50
30 to 90 days	2,315	2,317	2,300	0.33
Over 90 days	382,304	375,060	301,907	4.01
Total	$690,151	$679,811	$504,985	2.46%
December 31, 2015 term:
Overnight agreements	$316,041	$317,799	$250,702	0.15%
1 to 29 days	10,199	10,114	9,798	0.50
30 to 90 days	4,388	4,356	4,320	0.31
Over 90 days	647,086	644,131	562,952	3.84
Total	$977,714	$976,400	$827,772	2.66%